Interest expense - Summary of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest incurred and similar charges	$ 2,669	$ 1,971	$ 2,086
Interest expense related to leases	1,772	1,724	1,987
Less: interest capitalised	(532)	(950)	(917)
Other net losses/(gains) on fair value and cash flow hedges of debt	45	(71)	1
Accretion expense	719	507	450
Total	$ 4,673	$ 3,181	$ 3,607